Document and Entity Information	Nov. 10, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2020
Entity File Number	1-12879
Entity Registrant Name	GRIFFIN INDUSTRIAL REALTY, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	06-0868496
Entity Address, Address Line One	641 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	218-7910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	GRIF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001037390
Amendment Flag	false